Taxes (Details) $ / shares in Units, $ in Millions	6 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 $ / shares	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
Taxes [Line Items]
Tax rate (in Dollars)		$ 2
Percentage of assessable profits	8.25%	8.25%
Percentage of tax rate	(12.30%)	(12.30%)	(6.60%)
Preferential tax rate	5.00%	5.00%
Favorable tax rate and tax holiday amounted (in Dollars)	$ 697,343
Favorable tax rate per share (in Dollars per share) | $ / shares			$ 37,209
Valuation allowance on the deferred tax assets (in Dollars)	1,600,774			$ 806,319
Unrecognized tax benefits (in Dollars)	$ 2,153,877			$ 1,940,649	$ 1,066,949
PRC [Member]
Taxes [Line Items]
Unified EIT rate	25.00%	25.00%
Kashi Mofy [Member]
Taxes [Line Items]
Preferential tax rate	9.00%	9.00%
High and New Technology Enterprise (“the HNTE”) [Member]
Taxes [Line Items]
Preferential tax rate	15.00%	15.00%
Global Mofy China [Member]
Taxes [Line Items]
Preferential tax rate	15.00%	15.00%
Hong Kong [Member]
Taxes [Line Items]
Tax rate (in Dollars)		$ 2
Percentage of tax rate	16.50%	16.50%